Guarantees and product warranty (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Guarantees and product warranty
Related liability	$ 7	$ 10	$ 17
Guarantor Obligations
Guarantees, maximum potential amount of future payments	365	420	623
Financial Special-Purpose Company's assets in Consolidated Statement of Financial Position	586	365	231
Financial Special-Purpose Company's liabilities in Consolidated Statement of Financial Position	586	365	231
Unused commitments and lines of credit for dealers	6,453	6,408	7,312
Unused commitments and lines of credit for customers	2,785	2,613	2,089
Caterpillar dealer guarantees
Guarantor Obligations
Guarantees, maximum potential amount of future payments	140	185	313
Customer guarantees
Guarantor Obligations
Guarantees, maximum potential amount of future payments	186	170	226
Limited indemnity
Guarantor Obligations
Guarantees, maximum potential amount of future payments	11	17	20
Other guarantees
Guarantor Obligations
Guarantees, maximum potential amount of future payments	$ 28	$ 48	$ 64